BUSINESS ORGANIZATION, NATURE OF OPERATIONS (Details) (USD $)	0 Months Ended						0 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended
	Dec. 19, 2013	Dec. 18, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 19, 2013	Dec. 31, 2012	Mar. 22, 2013 Inventor of Certain Patents [Member] Vaporfection International Inc. [Member]	Mar. 22, 2013 Inventor of Certain Patents [Member] Vaporfection International Inc. [Member]	Dec. 31, 2012 PVM International Inc. (PVMI) [Member]	Dec. 31, 2011 PVM International Inc. (PVMI) [Member]	Mar. 22, 2013 Vaporfection International Inc. [Member]	Mar. 22, 2013 Vaporfection International Inc. [Member]	Dec. 31, 2013 Vaporfection International Inc. [Member]
BUSINESS ORGANIZATION, NATURE OF OPERATIONS (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares									2,000,000	2,000,000	260,854	260,854	1,285,553
Notes Issued									$ 1,000,000	$ 1,000,000
Business Acquisition, Percentage of Voting Interests Acquired												100.00%
Other Commitments, Description											In addition, the Company agreed to provide up to $1,600,000 in working capital to VII at the Company’s sole discretion which included $175,000 paid to the inventor of certain patents including a warrant to purchase 5,000 shares of the Company’s common stock. This transaction was closed in April 2013.	In addition, the Company agreed to provide up to $1,600,000 in working capital to VII at the Company’s sole discretion which included $175,000 paid to the inventor of certain patents including a warrant to purchase 5,000 shares (before stock dividend) of the Company’s common stock. This transaction was closed in April 2013.
Contributed Contribution Commitment												1,600,000
Other Commitment								$ 175,000
Class of Warrant or Rights, Granted							5,000	5,000
Stockholders' Equity Note, Stock Split	two-for-one	two-for-one
Common Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001	$ 0.01	$ 0.001